CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 34,916	$ 33,351	$ 35,139
Cost of revenues	12,935	11,244	13,437
Gross profit	21,981	22,107	21,702
Operating expenses:
Research and development, net	3,933	3,970	5,088
Selling and marketing	9,998	8,609	10,289
General and administrative	6,969	6,475	5,734
Total operating expenses	20,900	19,054	21,111
Operating income	1,081	3,053	591
Financial expenses, net	(1,011)	(1,017)	(1,133)
Income (loss) before income taxes	70	2,036	(542)
Taxes on income	2,261	1,770	317
Net income (loss) from continuing operations	(2,191)	266	(859)
Net income from discontinued operations	8,607	436	3,678
Net income	6,416	702	2,819
Net income (loss) attributable to:
Non-controlling interests from continuing operations	(1)	(23)	(26)
Redeemable non-controlling interests from continuing operations	0	365	552
Senstar shareholders	6,417	360	2,293
Net income	$ 6,416	$ 702	$ 2,819
Basic net income (loss) per share:
Continuing operations	$ (0.09)	$ 0.01	$ (0.04)
Discontinued operations	0.37	0.00	0.11
Basic net income per share	0.28	0.01	0.07
Diluted net income (loss) per share:
Continuing operations	(0.09)	0.01	(0.04)
Discontinued operations	0.37	0.00	0.11
Diluted net income per share	$ 0.28	$ 0.01	$ 0.07